Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Disaggregation Of Revenue
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Managed support services	$1,115,607	$1,057,431	$2,204,614	$2,128,331
Cybersecurity projects and software	580,885	689,073	1,158,948	1,391,515
Other IT consulting services	0	51,000	0	102,000
Total sales	$1,696,492	$1,797,504	$3,363,562	$3,621,846

	Years Ended December 31,
	2021	2020
Managed support services	$4,325,067	$4,669,570
Cybersecurity projects and software	2,780,175	2,285,876
Other IT consulting services	119,000	264,000
Total sales	$7,224,242	$7,219,446

Schedule Of Earnings Per Share, Basic And Diluted
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator for basic and diluted net loss per share:
Net loss	$(833,200)	$(416,503)	$(1,701,434)	$(568,730)
Basic and diluted net loss per share	$(1.88)	$(1.07)	$(3.87)	$(1.46)

Weighted average common shares outstanding
Basic and diluted shares	443,953	389,845	440,005	388,675

Anti-dilutive shares excluded from net loss per share calculation	319,350	308,644	319,350	308,644

Certain common shares issuable under stock options and convertible notes payable have been omitted from the diluted net loss per share calculation because their inclusion is considered anti-dilutive because the exercise prices were greater than the average market price of the common shares or their inclusion would have been anti-dilutive.

	Years ended December 31,
	2021	2020
Numerator for basic and diluted net income per share:
Net income (loss)	$(1,568,813)	$675,996
Weighted average common shares outstanding - Basic	401,637	387,492
Basic net income (loss) per share	$(3.91)	$1.74

Effect of dilutive securities-stock options	0	82,879
Effect of dilutive securities-convertible debt	0	108,964
Weighted average common shares outstanding - Diluted	401,637	579,335
Diluted net income (loss) per share	$(3.91)	$1.17

Anti-dilutive shares excluded from net income per share	301,651	52,867